Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 100.01%
Alabama: 2.49%
Utilities revenue: 2.49%
Chatom Industrial Development Board PowerSouth Energy Cooperative Series A (National Rural Utility Finance SPA)ø	3.38%	8-1-2037	$250,000	$249,916
West Jefferson Industrial Development Board Alabama Power Co. AMTø	3.32	8-1-2063	500,000	500,000
				749,916
Alaska: 1.70%
Miscellaneous revenue: 1.70%
Alaska Municipal Bond Bank Authority Series THREE	5.00	10-1-2026	500,000	512,147
Arizona: 4.20%
Housing revenue: 2.53%
IDA of the County of Pima Flats at Bishops Woods LPøø	2.71	10-1-2059	765,000	760,932
Industrial development revenue: 1.67%
Chandler IDA Intel Corp. AMTøø	4.10	12-1-2037	500,000	503,056
				1,263,988
California: 1.35%
GO revenue: 1.35%
Parlier Unified School District BAN	4.00	2-1-2029	400,000	407,065
Colorado: 1.00%
Utilities revenue: 1.00%
City of Colorado Springs Utilities System Revenue Series A (TD Bank N.A. SPA)øø	2.87	11-1-2037	300,000	300,000
Connecticut: 2.08%
Education revenue: 2.08%
Connecticut State HEFA Yale University Series A-3øø	2.95	7-1-2049	625,000	626,119
Florida: 8.31%
Health revenue: 2.99%
City of Jacksonville Baptist Health System Obligated Group Series Dø	2.91	8-1-2036	500,000	500,000
Lee County IDA Health System, Inc. Obligated Group Series Bø	3.49	4-1-2049	400,000	400,000
				900,000
Housing revenue: 2.49%
Florida Housing Finance Corp. Series Søø	2.85	10-1-2043	500,000	497,654
Lee County HFA Lofts on Lemon II LLC Series Bøø	3.13	10-1-2029	250,000	251,111
				748,765
Miscellaneous revenue: 1.66%
City of Orlando Contract Tourist Development Tax Revenue (AG Insured)	5.00	11-1-2025	500,000	500,835
Tax revenue: 1.17%
Miami Beach Redevelopment Agency City Center/Historic Convention Village Redevelopment & Revitalization (AG Insured)	5.00	2-1-2026	350,000	352,614
				2,502,214
See accompanying notes to portfolio of investments
Allspring Ultra Short Municipal ETF | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 2.76%
Housing revenue: 1.09%
Columbus County Housing Authority HACG RAD II LP (Department of Housing and Urban Development Insured)øø	3.30%	11-1-2028	$325,000	$327,600
Utilities revenue: 1.67%
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	500,000	503,047
				830,647
Guam: 1.66%
Water & sewer revenue: 1.66%
Residual Interest Bond Floater Trust Various States Series 2025-1001 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.29	7-1-2050	500,000	500,000
Illinois: 6.85%
Airport revenue: 1.70%
Chicago Midway International Airport Series C AMT	5.00	1-1-2027	500,000	511,838
GO revenue: 1.67%
City of Chicago Series A	5.00	1-1-2026	500,000	502,290
Health revenue: 3.48%
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series F (JPMorgan Chase Bank N.A. SPA)ø	3.40	8-15-2057	800,000	800,000
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	3.59	5-1-2042	250,000	248,714
				1,048,714
				2,062,842
Indiana: 2.18%
Housing revenue: 2.18%
East Allen Multi School Building Corp.	5.00	7-15-2028	125,000	133,376
Westfield-Washington Multi-School Building Corp. Westfield-Washington Schools (BAM Insured)	5.00	7-15-2026	515,000	523,685
				657,061
Massachusetts: 1.67%
GO revenue: 1.67%
Town of Hudson BAN	5.00	6-11-2026	500,000	503,884
Michigan: 1.33%
Housing revenue: 1.33%
Michigan State Building Authority Series Iøø	2.99	4-15-2058	400,000	400,000
Minnesota: 4.16%
GO revenue: 0.84%
City of Kiester Series A	4.00	12-1-2026	250,000	251,646
See accompanying notes to portfolio of investments
2 | Allspring Ultra Short Municipal ETF

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 3.32%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	2.97%	8-15-2038	$500,000	$500,000
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.97	9-15-2031	500,000	500,000
				1,000,000
				1,251,646
Nebraska: 2.94%
GO revenue: 1.25%
Seward County Rural Fire Protection District	4.00	12-15-2026	375,000	377,726
Tax revenue: 1.69%
City of McCook	4.50	9-1-2027	500,000	507,827
				885,553
New Jersey: 1.67%
Education revenue: 1.67%
New Jersey Higher Education Student Assistance Authority Series 1A AMT	5.00	12-1-2025	500,000	501,738
New Mexico: 1.66%
Housing revenue: 1.66%
New Mexico Mortgage Finance Authority JLG NM ABQ 2023 LLLP (Department of Housing and Urban Development Insured)øø	2.97	2-1-2042	500,000	499,432
New York: 2.67%
GO revenue: 1.01%
City of Ithaca BAN	4.50	7-17-2026	300,000	302,661
Health revenue: 1.66%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	3.00	7-1-2048	500,000	500,000
				802,661
North Carolina: 0.05%
Health revenue: 0.05%
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00	10-1-2031	15,000	15,039
Ohio: 8.35%
GO revenue: 4.36%
Akron City School District	4.00	8-6-2026	500,000	504,996
City of Richmond Heights Series BAN	4.50	7-30-2026	400,000	404,458
County of Logan Series BAN	4.13	8-4-2026	400,000	403,435
				1,312,889
See accompanying notes to portfolio of investments
Allspring Ultra Short Municipal ETF | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 3.99%
County of Hamilton TriHealth Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)øø	3.95%	8-15-2051	$800,000	$800,000
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	3.42	1-15-2033	400,000	400,000
				1,200,000
				2,512,889
Oklahoma: 3.16%
Health revenue: 1.25%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	3.53	8-15-2031	375,000	375,000
Housing revenue: 1.91%
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	200,000	202,983
Tulsa County Industrial Authority Independent School District No. 13 Glenpool	5.00	9-1-2028	350,000	373,649
				576,632
				951,632
Pennsylvania: 10.21%
Education revenue: 2.40%
Pennsylvania Higher Educational Facilities Authority Drexel University	5.00	5-1-2028	255,000	263,536
Scranton-Lackawanna Health & Welfare Authority University of Scranton Series B	5.00	11-1-2026	450,000	459,136
				722,672
GO revenue: 1.66%
City of Philadelphia Series B (Truist Bank LOC)ø	2.92	8-1-2031	500,000	500,000
Health revenue: 5.32%
Central Bradford Progress Authority Guthrie Clinic Series Dø	3.53	12-1-2041	400,000	400,000
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	3.69	9-1-2050	400,000	400,000
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.85	1-1-2038	400,000	400,000
Tender Option Bond Trust Receipts/Certificates Series 2019-XG0223 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.94	7-15-2043	400,000	400,000
				1,600,000
Resource recovery revenue: 0.83%
Pennsylvania EDFA Republic Services, Inc. Series A AMTøø	3.85	4-1-2034	250,000	249,986
				3,072,658
South Carolina: 1.33%
Utilities revenue: 1.33%
South Carolina Public Service Authority Series A (Bank of America N.A. LOC)øø	3.07	1-1-2036	400,000	400,000
See accompanying notes to portfolio of investments
4 | Allspring Ultra Short Municipal ETF

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 1.66%
Utilities revenue: 1.66%
Tennessee Energy Acquisition Corp.øø	4.00%	11-1-2049	$500,000	$500,543
Texas: 15.07%
GO revenue: 9.05%
Denton Independent School District Series B1øø	4.00	8-15-2055	700,000	727,897
Hays Consolidated Independent School District	5.00	2-15-2027	250,000	258,202
Hutto Independent School Districtøø	4.00	2-1-2055	400,000	412,513
Kilgore Independent School Districtøø	4.00	2-15-2052	500,000	504,642
Prosper Independent School Districtøø	4.00	2-15-2053	500,000	515,847
Spring Independent School District	5.00	8-15-2026	300,000	306,472
				2,725,573
Housing revenue: 1.51%
FW Chaparral PFC Chaparral Ranch Project	3.13	10-1-2030	460,000	456,248
Industrial development revenue: 0.85%
City of Houston Airport System Revenue United Airlines, Inc. Series C AMT	5.00	7-15-2028	250,000	256,250
Resource recovery revenue: 2.66%
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Døø	3.45	11-1-2040	800,000	800,000
Water & sewer revenue: 1.00%
San Antonio Water System Series A (Truist Bank SPA)ø	3.80	5-1-2054	300,000	300,000
				4,538,071
Wisconsin: 9.50%
GO revenue: 3.14%
Blackhawk Technical College District Series A	4.00	4-1-2027	230,000	234,446
County of Dane Series C AMT	4.00	6-1-2026	705,000	709,709
				944,155
Health revenue: 4.34%
PFA Series A	5.00	6-1-2026	500,000	507,078
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)ø	3.65	4-1-2048	800,000	800,000
				1,307,078
Miscellaneous revenue: 1.66%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	3.40	6-1-2036	500,000	500,000
Water & sewer revenue: 0.36%
City of Green Bay Water System Revenue	5.00	11-1-2028	100,000	107,210
				2,858,443
Total municipal obligations (Cost $30,084,917)				30,106,188
See accompanying notes to portfolio of investments
Allspring Ultra Short Municipal ETF | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Yield	Maturity date	Principal	Value
Short-term investments: 1.84%
Commercial paper: 1.66%
Ohio Higher Educational Facility Commission	2.70%	10-28-2025	$500,000	$500,035

			Shares
Investment companies: 0.18%
Allspring Government Money Market Fund Select Class♠∞		4.07	53,951	53,951
Total short-term investments (Cost $553,951)				553,986
Total investments in securities (Cost $30,638,868)	101.85%			30,660,174
Other assets and liabilities, net	(1.85)			(557,388)
Total net assets	100.00%			$30,102,786

ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
EDFA	Economic Development Finance Authority
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$7,679,422	$(7,625,471)	$0	$0	$53,951	53,951	$6,052
See accompanying notes to portfolio of investments
6 | Allspring Ultra Short Municipal ETF

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$30,106,188	$0	$30,106,188
Short-term investments
Commercial paper	0	500,035	0	500,035
Investment companies	53,951	0	0	53,951
Total assets	$53,951	$30,606,223	$0	$30,660,174
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Ultra Short Municipal ETF | 7